Fleet list (Tables)	6 Months Ended
Jun. 30, 2025
Fleet list [Abstract]
Fleet List
Vessel	DWT	Year Built	Type	Vessel	DWT	Year Built	Type
Hafnia Bering	39,067	Apr-15	Handy	Hafnia Neso	109,990	Jul-19	LR2
Hafnia Magellan	39,067	May-15	Handy	Hafnia Thalassa	109,990	Sep-19	LR2
Hafnia Malacca	39,067	Jul-15	Handy	Hafnia Triton	109,990	Oct-19	LR2
Hafnia Soya	39,067	Nov-15	Handy	Hafnia Languedoc[1]	109,999	Mar-23	LR2
Hafnia Sunda	39,067	Sep-15	Handy	Hafnia Larvik[1]	109,999	Oct-23	LR2
Hafnia Torres	39,067	May-16	Handy	Hafnia Loire[1]	109,999	May-23	LR2
Hafnia Kallang	74,189	Jan-17	LR1	Hafnia Lillesand[1]	109,999	Feb-24	LR2
Hafnia Nile[3]	74,189	Aug-17	LR1	Beagle[2]	49,850	Mar-19	MR
Hafnia Seine	74,998	May-08	LR1	Boxer[2]	49,852	Jun-19	MR
Hafnia Shinano	74,998	Oct-08	LR1	Basset[2]	49,875	Nov-19	MR
Hafnia Tagus	74,151	Mar-17	LR1	Bulldog[2]	49,856	Feb-20	MR
Hafnia Yangtze	74,996	Jan-09	LR1	Hafnia Bobcat	49,999	Aug-14	MR
Hafnia Yarra	74,189	Jul-17	LR1	Hafnia Cheetah	49,999	Feb-14	MR
Hafnia Zambesi	74,995	Jan-10	LR1	Hafnia Cougar	49,999	Jan-14	MR
Hafnia Africa	74,539	May-10	LR1	Hafnia Eagle	49,999	Jul-15	MR
Hafnia Asia	74,490	Jun-10	LR1	Hafnia Egret	49,999	Nov-14	MR
Hafnia Australia	74,539	May-10	LR1	Hafnia Falcon	49,999	Feb-15	MR
Hafnia Hong Kong[1]	74,999	Jan-19	LR1	Hafnia Hawk	49,999	Jun-15	MR
Hafnia Shanghai[1]	74,999	Jan-19	LR1	Hafnia Jaguar	49,999	Mar-14	MR
Hafnia Guangzhou[1]	74,999	Jul-19	LR1	BW Kestrel	49,999	Aug-15	MR
Hafnia Beijing[1]	74,999	Oct-19	LR1	Hafnia Leopard	49,999	Jan-14	MR
Sunda[2]	79,902	Jul-19	LR1	Hafnia Lioness	49,999	Jan-14	MR
Karimata[2]	79,885	Aug-19	LR1	Hafnia Lynx	49,999	Nov-13	MR
Hafnia Shenzhen[1]	74,999	Aug-20	LR1	BW Merlin	49,999	Sep-15	MR
Hafnia Nanjing[1]	74,999	Jan-21	LR1	Hafnia Myna	49,999	Oct-15	MR
Hafnia Excelsior	74,665	Jan-16	LR1	Hafnia Osprey	49,999	Oct-15	MR
Hafnia Executive	74,319	May-16	LR1	Hafnia Panther	49,999	Jun-14	MR
Hafnia Prestige	74,996	Nov-16	LR1	Hafnia Petrel	49,999	Jan-16	MR
Hafnia Providence	74,996	Aug-16	LR1	Hafnia Puma	49,999	Nov-13	MR
Hafnia Pride	74,997	Jul-16	LR1	Hafnia Raven	49,999	Nov-15	MR
Hafnia Excellence	74,613	May-16	LR1	Hafnia Swift	49,999	Jan-16	MR
Hafnia Exceed	74,664	Feb-16	LR1	Hafnia Tiger	49,999	Mar-14	MR
Hafnia Expedite	74,634	Jan-16	LR1	BW Wren	49,999	Mar-16	MR
Hafnia Express	74,663	May-16	LR1	Hafnia Andromeda	49,999	May-11	MR
Hafnia Excel	74,547	Nov-15	LR1	Hafnia Ane	49,999	Nov-15	MR
Hafnia Precision	74,996	Oct-16	LR1	Hafnia Crux	49,999	Feb-12	MR
Hafnia Experience	74,669	Mar-16	LR1	Hafnia Daisy	49,999	Aug-16	MR
Hafnia Pioneer	81,305	Jun-13	LR1	Hafnia Henriette	49,999	Jun-16	MR
Hafnia Despina	109,990	Jan-19	LR2	Hafnia Kirsten	49,999	Jan-17	MR
Hafnia Galatea	109,990	Mar-19	LR2	Hafnia Lene	49,999	Jul-15	MR
Hafnia Larissa	109,990	Apr-19	LR2	Hafnia Leo	49,999	Nov-13	MR

[1] 50% owned through the Vista Shipping Joint Venture
[2] Time chartered in vessel
[3] Hafnia Nile has been renamed to Hafnia Shannon on 16 July 2025

Vessel	DWT	Year Built	Type
Hafnia Libra	49,999	May-13	MR
Hafnia Lise	49,875	Sep-16	MR
Hafnia Lotte	49,999	Jan-17	MR
Hafnia Lupus	49,999	Apr-12	MR
Hafnia Mikala	49,999	May-17	MR
Hafnia Nordica	53,520	Mar-10	MR
Hafnia Phoenix	49,999	Jul-13	MR
Hafnia Taurus	49,999	Jun-11	MR
Hafnia Andrea	49,999	Jun-15	MR
Hafnia Caterina	49,999	Aug-15	MR
Orient Challenge[1]	49,972	Jun-17	MR
Orient Innovation[1]	49,997	Jul-17	MR
Yellow Stars[2]	49,999	Jul-21	MR
PS Stars[2]	49,999	Jan-22	MR
Hafnia Almandine	38,506	Feb-15	IMO II – Handy
Hafnia Amber	38,506	Feb-15	IMO II – Handy
Hafnia Amethyst	38,506	Mar-15	IMO II – Handy
Hafnia Ametrine	38,506	Apr-15	IMO II – Handy
Hafnia Aventurine	38,506	Apr-15	IMO II – Handy
Hafnia Andesine	38,506	May-15	IMO II – Handy
Hafnia Aronaldo	38,506	Jun-15	IMO II – Handy
Hafnia Aquamarine	38,506	Jun-15	IMO II – Handy
Hafnia Axinite	38,506	Jul-15	IMO II – Handy
Hafnia Amessi	38,506	Jul-15	IMO II – Handy
Hafnia Azotic	38,506	Sep-15	IMO II – Handy
Hafnia Amazonite	38,506	May-15	IMO II – Handy
Hafnia Ammolite	38,506	Aug-15	IMO II – Handy
Hafnia Adamite	38,506	Sep-15	IMO II – Handy
Hafnia Aragonite	38,506	Oct-15	IMO II – Handy
Hafnia Azurite	38,506	Aug-15	IMO II – Handy
Hafnia Alabaster	38,506	Nov-15	IMO II – Handy
Hafnia Achroite	38,506	Jan-16	IMO II – Handy
Hafnia Turquoise	49,516	Apr-16	IMO II – MR
Hafnia Topaz	49,561	Jul-16	IMO II – MR
Hafnia Tourmaline	49,513	Oct-16	IMO II – MR
Hafnia Tanzanite	49,478	Nov-16	IMO II – MR
Hafnia Viridian	49,126	Jan-15	IMO II – MR
Hafnia Violette	49,126	Mar-15	IMO II – MR
Hafnia Atlantic	49,641	Dec-17	IMO II – MR
Hafnia Pacific	49,686	Dec-17	IMO II – MR
Hafnia Valentino	49,126	May-15	IMO II – MR
Ecomar Gascogne[3]	49,776	Jan-25	IMO II – MR
Ecomar Guyenne[3]	49,763	May-25	IMO II – MR

[1] Time chartered in vessel
[2] 50% owned through the H&A Shipping Joint Venture
[3] 50% owned through the Ecomar Joint Venture